Other Assets and Assets Non-current Assets Held for Sale - Schedule of Other Assets (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Assets And Non Current Assets Held For Sale [abstract]
Assets for leasing	$ 33,991	$ 25,741
Other assets	467,806	403,284
Deposits in guarantee	30,016	28,539
Accounts and notes receivable	147,248	167,450
Rights on brokerage transactions	52,361	33,247
Repossessed assets from leasing transactions	5,368	9,733
Hedge accounting valuation adjustments	12,800	13,980
Rentals paid in advance	5,698	7,960
Prepaid expenses	19,674	13,501
Collateral for financial transactions (threshold)	155,641	88,520
Claims receivable from insurance companies	360	690
Asset management fees receivable	1,496	986
Insurance brokerage fees receivable	6,537	4,236
Other assets	30,607	34,442
Totals	$ 501,797	$ 429,025